Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Minimum future annual capital lease obligations

Minimum future annual capital lease obligations are as follows as of December 31, 2016:

2017	$23,306
2018	23,306
2019	23,306
2020	23,306
2021	7,769
Less interest	(15,876)
Principal	85,117
Less current portion	(17,004)
Noncurrent portion	$68,113

Minimum future annual operating lease obligations	Minimum future annual operating lease obligations are as follows as of December 31, 2016:
2017	$439,330
2018	452,510
2019	466,085
2020	480,068
2021	494,469
Thereafter	41,306
Total	$2,373,768